UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

June 30, 2017

AMI-QTLY-0817
1.803294.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 17.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	11,586,738	$72,648,845
Fidelity Consumer Discretionary Central Fund (a)	168,581	46,921,161
Fidelity Consumer Staples Central Fund (a)	143,860	34,880,289
Fidelity Emerging Markets Equity Central Fund (a)	309,865	70,515,991
Fidelity Energy Central Fund (a)	217,375	24,302,567
Fidelity Financials Central Fund (a)	880,708	89,515,142
Fidelity Health Care Central Fund (a)	167,622	64,816,158
Fidelity Industrials Central Fund (a)	166,215	45,690,931
Fidelity Information Technology Central Fund (a)	266,693	109,490,806
Fidelity International Equity Central Fund (a)	3,040,251	252,948,888
Fidelity Materials Central Fund (a)	59,460	14,473,223
Fidelity Real Estate Equity Central Fund (a)	222,774	25,111,122
Fidelity Telecom Services Central Fund (a)	55,716	10,836,838
Fidelity Utilities Central Fund (a)	82,444	14,665,933
TOTAL EQUITY CENTRAL FUNDS
(Cost $582,140,060)		876,817,894

Fixed-Income Central Funds - 51.2%
High Yield Fixed-Income Funds - 3.6%
Fidelity Emerging Markets Debt Central Fund (a)	2,707,713	27,483,291
Fidelity Floating Rate Central Fund (a)	485,970	50,205,556
Fidelity High Income Central Fund 1 (a)	1,018,568	101,948,476

TOTAL HIGH YIELD FIXED-INCOME FUNDS		179,637,323

Investment Grade Fixed-Income Funds - 47.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,148,678	218,176,743
Fidelity International Credit Central Fund (a)	297,244	29,605,464
Fidelity Investment Grade Bond Central Fund (a)	19,502,831	2,110,206,346

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,357,988,553

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,366,517,048)		2,537,625,876

Money Market Central Funds - 27.7%
Fidelity Cash Central Fund, 1.10% (b)	198,138,104	198,177,731
Fidelity Money Market Central Fund, 1.36% (b)	1,171,749,574	1,171,866,749
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,369,907,397)		1,370,044,480

Investment Companies - 3.4%
iShares 20+ Year Treasury Bond ETF	331,284	41,450,254
iShares Core MSCI Emerging Markets ETF	1,020,335	51,057,567
iShares MSCI EAFE Index ETF	488,709	31,863,827
iShares MSCI Japan ETF	861,079	46,196,888
TOTAL INVESTMENT COMPANIES
(Cost $158,964,058)		170,568,536
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,477,528,563)		4,955,056,786
NET OTHER ASSETS (LIABILITIES) - 0.0%		(869,998)
NET ASSETS - 100%		$4,954,186,788

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,123,223
Fidelity Commodity Strategy Central Fund	78,144
Fidelity Consumer Discretionary Central Fund	469,625
Fidelity Consumer Staples Central Fund	708,393
Fidelity Emerging Markets Debt Central Fund	1,468,767
Fidelity Emerging Markets Equity Central Fund	369,881
Fidelity Energy Central Fund	248,274
Fidelity Financials Central Fund	1,175,485
Fidelity Floating Rate Central Fund	1,886,266
Fidelity Health Care Central Fund	417,673
Fidelity High Income Central Fund 1	6,117,819
Fidelity Industrials Central Fund	598,458
Fidelity Inflation-Protected Bond Index Central Fund	241,500
Fidelity Information Technology Central Fund	602,818
Fidelity International Equity Central Fund	3,472,386
Fidelity Investment Grade Bond Central Fund	42,253,640
Fidelity Materials Central Fund	202,605
Fidelity Money Market Central Fund	9,349,350
Fidelity Real Estate Equity Central Fund	414,401
Fidelity Securities Lending Cash Central Fund	12,263
Fidelity Telecom Services Central Fund	236,363
Fidelity Utilities Central Fund	295,982
Total	$71,743,316

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$50,105,173	$47,129,995	$20,937,085	$72,648,845	11.9%
Fidelity Consumer Discretionary Central Fund	68,678,608	1,580,588	30,831,623	46,921,161	3.1%
Fidelity Consumer Staples Central Fund	51,340,221	2,387,939	21,471,385	34,880,289	2.8%
Fidelity Emerging Markets Debt Central Fund	26,780,874	1,895,218	1,046,891	27,483,291	22.2%
Fidelity Emerging Markets Equity Central Fund	24,332,423	45,159,998	2,991,579	70,515,991	10.2%
Fidelity Energy Central Fund	41,337,119	1,194,182	14,652,357	24,302,567	2.8%
Fidelity Financials Central Fund	113,590,007	3,682,759	48,760,313	89,515,142	3.1%
Fidelity Floating Rate Central Fund	49,200,757	2,763,608	2,093,798	50,205,556	3.4%
Fidelity Health Care Central Fund	81,651,474	5,689,410	29,356,272	64,816,158	2.9%
Fidelity High Income Central Fund 1	168,812,887	8,619,207	78,235,071	101,948,476	20.2%
Fidelity Industrials Central Fund	61,341,585	2,725,111	26,278,588	45,690,931	3.0%
Fidelity Inflation-Protected Bond Index Central Fund	219,498,579	11,422,616	9,422,266	218,176,743	21.4%
Fidelity Information Technology Central Fund	134,916,295	3,677,531	58,223,943	109,490,806	2.9%
Fidelity International Credit Central Fund	--	29,784,166	59,779	29,605,464	29.5%
Fidelity International Equity Central Fund	118,403,791	122,931,047	7,349,838	252,948,888	8.7%
Fidelity Investment Grade Bond Central Fund	2,206,811,976	125,626,102	181,021,093	2,110,206,346	29.1%
Fidelity Materials Central Fund	18,861,287	1,035,914	7,920,824	14,473,223	3.3%
Fidelity Real Estate Equity Central Fund	35,580,172	1,000,952	11,099,796	25,111,122	20.1%
Fidelity Telecom Services Central Fund	14,880,458	1,305,878	5,703,537	10,836,838	2.8%
Fidelity Utilities Central Fund	19,868,098	1,132,972	7,717,515	14,665,933	3.0%
Total	$3,505,991,784	$420,745,193	$565,173,553	$3,414,443,770

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $4,748,972,321. Net unrealized appreciation aggregated $206,084,465, of which $208,880,765 related to appreciated investment securities and $2,796,300 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

June 30, 2017

TAN-QTLY-0817
1.849901.109

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 27.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,804,608	$17,584,890
Fidelity Consumer Discretionary Central Fund (a)	67,113	18,679,541
Fidelity Consumer Staples Central Fund (a)	57,161	13,859,247
Fidelity Emerging Markets Equity Central Fund (a)	93,510	21,280,055
Fidelity Energy Central Fund (a)	87,532	9,786,030
Fidelity Financials Central Fund (a)	350,664	35,641,519
Fidelity Health Care Central Fund (a)	66,817	25,836,654
Fidelity Industrials Central Fund (a)	66,175	18,190,720
Fidelity Information Technology Central Fund (a)	106,263	43,626,466
Fidelity International Equity Central Fund (a)	984,491	81,909,684
Fidelity Materials Central Fund (a)	24,060	5,856,376
Fidelity Real Estate Equity Central Fund (a)	49,548	5,585,029
Fidelity Telecom Services Central Fund (a)	22,194	4,316,766
Fidelity Utilities Central Fund (a)	32,603	5,799,670
TOTAL EQUITY CENTRAL FUNDS
(Cost $211,106,928)		307,952,647

Fixed-Income Central Funds - 51.1%
High Yield Fixed-Income Funds - 3.6%
Fidelity Emerging Markets Debt Central Fund (a)	596,447	6,053,935
Fidelity Floating Rate Central Fund (a)	109,700	11,333,085
Fidelity High Income Central Fund 1 (a)	231,788	23,199,621

TOTAL HIGH YIELD FIXED-INCOME FUNDS		40,586,641

Investment Grade Fixed-Income Funds - 47.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	488,052	49,556,846
Fidelity International Credit Central Fund (a)	67,693	6,742,243
Fidelity Investment Grade Bond Central Fund (a)	4,434,684	479,832,828

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		536,131,917

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $558,133,267)		576,718,558

Money Market Central Funds - 17.6%
Fidelity Cash Central Fund, 1.10% (b)	53,440,965	53,451,653
Fidelity Money Market Central Fund, 1.36% (b)	145,046,140	145,060,645
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $198,494,385)		198,512,298

Investment Companies - 4.0%
iShares 20+ Year Treasury Bond ETF	81,886	10,245,576
iShares Core MSCI Emerging Markets ETF	288,135	14,418,274
iShares MSCI EAFE Index ETF	147,274	9,602,265
iShares MSCI Japan ETF	194,997	10,461,589
TOTAL INVESTMENT COMPANIES
(Cost $42,453,689)		44,727,704
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,010,188,269)		1,127,911,207
NET OTHER ASSETS (LIABILITIES) - 0.0%		168,867
NET ASSETS - 100%		$1,128,080,074

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$270,940
Fidelity Commodity Strategy Central Fund	17,786
Fidelity Consumer Discretionary Central Fund	161,387
Fidelity Consumer Staples Central Fund	247,065
Fidelity Emerging Markets Debt Central Fund	307,096
Fidelity Emerging Markets Equity Central Fund	256,337
Fidelity Energy Central Fund	85,207
Fidelity Financials Central Fund	406,087
Fidelity Floating Rate Central Fund	403,130
Fidelity Health Care Central Fund	148,323
Fidelity High Income Central Fund 1	1,300,863
Fidelity Industrials Central Fund	206,243
Fidelity Inflation-Protected Bond Index Central Fund	51,636
Fidelity Information Technology Central Fund	213,313
Fidelity International Equity Central Fund	1,210,212
Fidelity Investment Grade Bond Central Fund	8,989,443
Fidelity Materials Central Fund	70,984
Fidelity Money Market Central Fund	1,063,143
Fidelity Real Estate Equity Central Fund	87,373
Fidelity Securities Lending Cash Central Fund	952
Fidelity Telecom Services Central Fund	81,365
Fidelity Utilities Central Fund	101,921
Total	$15,680,806

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,200,594	$11,714,383	$4,474,603	$17,584,890	2.9%
Fidelity Consumer Discretionary Central Fund	22,155,799	2,651,281	8,665,825	18,679,541	1.2%
Fidelity Consumer Staples Central Fund	16,624,110	2,322,397	6,029,636	13,859,247	1.1%
Fidelity Emerging Markets Debt Central Fund	5,399,172	953,835	274,475	6,053,935	4.9%
Fidelity Emerging Markets Equity Central Fund	28,584,388	6,981,832	16,663,159	21,280,055	3.1%
Fidelity Energy Central Fund	13,396,050	1,637,055	3,894,019	9,786,030	1.1%
Fidelity Financials Central Fund	36,737,665	4,976,467	13,144,432	35,641,519	1.2%
Fidelity Floating Rate Central Fund	10,112,638	1,701,663	548,948	11,333,085	0.8%
Fidelity Health Care Central Fund	26,406,580	4,884,694	8,100,191	25,836,654	1.2%
Fidelity High Income Central Fund 1	34,412,284	4,596,641	16,398,529	23,199,621	4.6%
Fidelity Industrials Central Fund	19,838,054	2,943,788	7,228,607	18,190,720	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	44,523,012	8,161,191	2,441,236	49,556,846	4.9%
Fidelity Information Technology Central Fund	43,782,735	5,578,294	15,953,012	43,626,466	1.2%
Fidelity International Credit Central Fund	--	6,772,797	3,501	6,742,243	6.7%
Fidelity International Equity Central Fund	44,887,078	32,816,503	2,697,067	81,909,684	2.8%
Fidelity Investment Grade Bond Central Fund	447,839,272	81,154,651	41,100,657	479,832,828	6.6%
Fidelity Materials Central Fund	6,081,059	798,150	1,870,957	5,856,376	1.3%
Fidelity Real Estate Equity Central Fund	7,317,630	880,854	2,551,425	5,585,029	4.5%
Fidelity Telecom Services Central Fund	4,803,468	796,352	1,384,319	4,316,766	1.1%
Fidelity Utilities Central Fund	6,453,963	986,448	2,142,010	5,799,670	1.2%
Total	$830,555,551	$183,309,276	$155,566,608	$884,671,205

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,058,861,723. Net unrealized appreciation aggregated $69,049,484, of which $70,091,599 related to appreciated investment securities and $1,042,115 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

June 30, 2017

FAN-QTLY-0817
1.849911.109

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 36.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,594,478	$22,537,376
Fidelity Consumer Discretionary Central Fund (a)	115,374	32,112,112
Fidelity Consumer Staples Central Fund (a)	98,429	23,865,015
Fidelity Emerging Markets Equity Central Fund (a)	136,057	30,962,524
Fidelity Energy Central Fund (a)	150,705	16,848,808
Fidelity Financials Central Fund (a)	604,308	61,421,903
Fidelity Health Care Central Fund (a)	114,935	44,443,207
Fidelity Industrials Central Fund (a)	115,585	31,773,226
Fidelity Information Technology Central Fund (a)	183,276	75,243,933
Fidelity International Equity Central Fund (a)	1,528,916	127,205,771
Fidelity Materials Central Fund (a)	41,349	10,064,853
Fidelity Real Estate Equity Central Fund (a)	59,978	6,760,742
Fidelity Telecom Services Central Fund (a)	37,732	7,338,888
Fidelity Utilities Central Fund (a)	56,657	10,078,790
TOTAL EQUITY CENTRAL FUNDS
(Cost $356,548,055)		500,657,148

Fixed-Income Central Funds - 45.6%
High Yield Fixed-Income Funds - 3.6%
Fidelity Emerging Markets Debt Central Fund (a)	709,487	7,201,292
Fidelity Floating Rate Central Fund (a)	131,596	13,595,228
Fidelity High Income Central Fund 1 (a)	280,580	28,083,279

TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,879,799

Investment Grade Fixed-Income Funds - 42.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	547,409	55,583,882
Fidelity International Credit Central Fund (b)	81,632	8,130,499
Fidelity Investment Grade Bond Central Fund (a)	4,700,089	508,549,591

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		572,263,972

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $605,309,567)		621,143,771

Money Market Central Funds - 13.0%
Fidelity Cash Central Fund, 1.10% (c)	60,030,959	60,042,965
Fidelity Money Market Central Fund, 1.36% (c)	116,657,413	116,669,079
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $176,693,603)		176,712,044

Investment Companies - 4.7%
iShares 20+ Year Treasury Bond ETF	113,564	14,209,128
iShares Core MSCI Emerging Markets ETF	432,912	21,662,916
iShares MSCI EAFE Index ETF	230,446	15,025,079
iShares MSCI Japan ETF	238,787	12,810,923
TOTAL INVESTMENT COMPANIES
(Cost $59,724,841)		63,708,046
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,198,276,066)		1,362,221,009
NET OTHER ASSETS (LIABILITIES) - 0.0%		(112,573)
NET ASSETS - 100%		$1,362,108,436

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	327,900
Fidelity Commodity Strategy Central Fund	22,640
Fidelity Consumer Discretionary Central Fund	263,968
Fidelity Consumer Staples Central Fund	408,911
Fidelity Emerging Markets Debt Central Fund	363,334
Fidelity Emerging Markets Equity Central Fund	229,637
Fidelity Energy Central Fund	139,459
Fidelity Financials Central Fund	669,161
Fidelity Floating Rate Central Fund	482,054
Fidelity Health Care Central Fund	245,494
Fidelity High Income Central Fund 1	1,548,586
Fidelity Industrials Central Fund	337,888
Fidelity Inflation-Protected Bond Index Central Fund	57,514
Fidelity Information Technology Central Fund	353,599
Fidelity International Equity Central Fund	2,003,463
Fidelity Investment Grade Bond Central Fund	9,405,191
Fidelity Materials Central Fund	117,488
Fidelity Money Market Central Fund	858,698
Fidelity Real Estate Equity Central Fund	104,049
Fidelity Securities Lending Cash Central Fund	5,539
Fidelity Telecom Services Central Fund	132,900
Fidelity Utilities Central Fund	166,234
Total	$18,243,707

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,203,746	$14,127,059	$4,786,891	$22,537,376	3.7%
Fidelity Consumer Discretionary Central Fund	34,973,621	4,616,910	11,609,424	32,112,112	2.1%
Fidelity Consumer Staples Central Fund	26,252,099	3,891,637	7,864,589	23,865,015	1.9%
Fidelity Emerging Markets Debt Central Fund	6,286,409	1,154,508	213,913	7,201,292	5.8%
Fidelity Emerging Markets Equity Central Fund	16,846,249	12,370,565	1,053,385	30,962,524	4.5%
Fidelity Energy Central Fund	21,136,161	2,696,255	4,587,695	16,848,808	2.0%
Fidelity Financials Central Fund	58,046,913	8,384,499	16,420,079	61,421,903	2.1%
Fidelity Floating Rate Central Fund	11,873,894	2,070,288	427,827	13,595,228	0.9%
Fidelity Health Care Central Fund	41,721,891	7,713,240	9,523,608	44,443,207	2.0%
Fidelity High Income Central Fund 1	40,084,318	5,511,923	18,211,698	28,083,279	5.8%
Fidelity Industrials Central Fund	31,319,965	5,060,236	8,826,999	31,773,226	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	48,366,031	9,763,022	1,796,856	55,583,882	5.4%
Fidelity Information Technology Central Fund	69,046,230	9,783,618	20,465,037	75,243,933	2.0%
Fidelity International Credit Central Fund	--	8,171,444	8,293	8,130,499	0.0%
Fidelity International Equity Central Fund	78,773,956	40,285,799	3,187,168	127,205,771	4.4%
Fidelity Investment Grade Bond Central Fund	453,420,893	92,302,233	29,239,375	508,549,591	7.0%
Fidelity Materials Central Fund	9,597,095	1,298,799	2,195,694	10,064,853	2.3%
Fidelity Real Estate Equity Central Fund	8,580,493	1,098,089	2,849,135	6,760,742	5.4%
Fidelity Telecom Services Central Fund	7,611,629	1,304,719	1,721,730	7,338,888	1.9%
Fidelity Utilities Central Fund	10,206,237	1,360,880	2,348,112	10,078,790	2.1%
Total	$988,347,830	$232,965,723	$147,337,508	$1,121,800,919

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,251,813,147. Net unrealized appreciation aggregated $110,407,862, of which $111,390,274 related to appreciated investment securities and $982,412 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

June 30, 2017

FAA-QTLY-0817
1.803291.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 46.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	21,550,493	$135,121,589
Fidelity Consumer Discretionary Central Fund (a)	905,948	252,152,609
Fidelity Consumer Staples Central Fund (a)	774,364	187,752,367
Fidelity Emerging Markets Equity Central Fund (a)	956,368	217,640,593
Fidelity Energy Central Fund (a)	1,180,538	131,984,175
Fidelity Financials Central Fund (a)	4,747,297	482,515,317
Fidelity Health Care Central Fund (a)	902,468	348,966,332
Fidelity Industrials Central Fund (a)	901,335	247,768,062
Fidelity Information Technology Central Fund (a)	1,440,449	591,376,160
Fidelity International Equity Central Fund (a)	11,195,493	931,465,010
Fidelity Materials Central Fund (a)	323,786	78,812,823
Fidelity Real Estate Equity Central Fund (a)	353,022	39,792,612
Fidelity Telecom Services Central Fund (a)	297,116	57,789,008
Fidelity Utilities Central Fund (a)	442,833	78,775,522
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,211,366,715)		3,781,912,179

Fixed-Income Central Funds - 40.5%
High Yield Fixed-Income Funds - 3.6%
Fidelity Emerging Markets Debt Central Fund (a)	4,167,925	42,304,441
Fidelity Floating Rate Central Fund (a)	781,271	80,713,119
Fidelity High Income Central Fund 1 (a)	1,684,380	168,589,574

TOTAL HIGH YIELD FIXED-INCOME FUNDS		291,607,134

Investment Grade Fixed-Income Funds - 36.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,121,685	316,975,931
Fidelity International Credit Central Fund (a)	491,813	48,984,558
Fidelity Investment Grade Bond Central Fund (a)	24,545,466	2,655,819,422

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,021,779,911

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,104,283,982)		3,313,387,045

Money Market Central Funds - 8.1%
Fidelity Cash Central Fund, 1.10% (b)	340,432,886	340,500,973
Fidelity Money Market Central Fund, 1.36% (b)	317,563,921	317,595,678
Fidelity Securities Lending Cash Central Fund 1.09% (b)(c)	5,273,073	5,273,600
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $663,281,445)		663,370,251

Investment Companies - 5.3%
iShares 20+ Year Treasury Bond ETF (d)	706,031	88,338,599
iShares Core MSCI Emerging Markets ETF	3,120,618	156,155,723
iShares MSCI EAFE Index ETF	1,723,929	112,400,171
iShares MSCI Japan ETF	1,403,201	75,281,734
TOTAL INVESTMENT COMPANIES
(Cost $401,396,359)		432,176,227
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $6,380,328,501)		8,190,845,702
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,078,026)
NET ASSETS - 100%		$8,183,767,676

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,844,527
Fidelity Commodity Strategy Central Fund	144,913
Fidelity Consumer Discretionary Central Fund	2,136,058
Fidelity Consumer Staples Central Fund	3,268,898
Fidelity Emerging Markets Debt Central Fund	2,251,074
Fidelity Emerging Markets Equity Central Fund	1,608,675
Fidelity Energy Central Fund	1,127,680
Fidelity Financials Central Fund	5,405,784
Fidelity Floating Rate Central Fund	3,018,040
Fidelity Health Care Central Fund	1,965,099
Fidelity High Income Central Fund 1	9,729,053
Fidelity Industrials Central Fund	2,737,576
Fidelity Inflation-Protected Bond Index Central Fund	340,311
Fidelity Information Technology Central Fund	2,847,102
Fidelity International Equity Central Fund	15,635,891
Fidelity Investment Grade Bond Central Fund	51,593,199
Fidelity Materials Central Fund	947,370
Fidelity Money Market Central Fund	2,555,634
Fidelity Real Estate Equity Central Fund	646,834
Fidelity Securities Lending Cash Central Fund	31,744
Fidelity Telecom Services Central Fund	1,049,227
Fidelity Utilities Central Fund	1,347,552
Total	$112,232,241

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$93,258,426	$77,450,167	$29,433,695	$135,121,589	22.1%
Fidelity Consumer Discretionary Central Fund	296,469,005	7,708,089	85,323,868	252,152,609	16.5%
Fidelity Consumer Staples Central Fund	221,457,869	10,196,533	56,311,302	187,752,367	15.2%
Fidelity Emerging Markets Debt Central Fund	40,974,871	2,997,881	1,460,978	42,304,441	34.1%
Fidelity Emerging Markets Equity Central Fund	123,855,678	83,248,520	8,655,261	217,640,593	31.4%
Fidelity Energy Central Fund	178,072,990	5,230,524	32,698,299	131,984,175	15.3%
Fidelity Financials Central Fund	488,622,266	15,663,543	114,897,091	482,515,317	16.9%
Fidelity Floating Rate Central Fund	78,553,615	4,544,556	2,916,623	80,713,119	5.4%
Fidelity Health Care Central Fund	350,759,138	25,676,227	62,665,101	348,966,332	15.8%
Fidelity High Income Central Fund 1	265,166,398	14,023,431	114,956,068	168,589,574	34.6%
Fidelity Industrials Central Fund	264,500,993	12,680,886	63,843,377	247,768,062	16.5%
Fidelity Inflation-Protected Bond Index Central Fund	303,215,289	30,026,836	11,666,422	316,975,931	31.0%
Fidelity Information Technology Central Fund	584,872,734	17,464,930	145,501,367	591,376,160	15.9%
Fidelity International Credit Central Fund	--	49,292,702	111,208	48,984,558	48.8%
Fidelity International Equity Central Fund	722,603,960	175,682,873	53,327,848	931,465,010	32.1%
Fidelity Investment Grade Bond Central Fund	2,614,370,089	262,099,492	174,022,718	2,655,819,422	36.6%
Fidelity Materials Central Fund	81,336,374	2,443,216	16,100,215	78,812,823	17.9%
Fidelity Real Estate Equity Central Fund	55,385,111	1,689,582	16,737,491	39,792,612	31.8%
Fidelity Telecom Services Central Fund	62,722,849	4,115,949	10,265,481	57,789,008	15.1%
Fidelity Utilities Central Fund	85,707,338	4,078,291	17,857,991	78,775,522	16.2%
Total	$6,911,904,993	$806,314,228	$1,018,752,404	$7,095,299,224

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $7,214,466,140. Net unrealized appreciation aggregated $976,379,562, of which $981,314,142 related to appreciated investment securities and $4,934,580 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

June 30, 2017

SAN-QTLY-0817
1.849912.109

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 55.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	4,889,189	$30,655,213
Fidelity Consumer Discretionary Central Fund (a)	253,416	70,533,299
Fidelity Consumer Staples Central Fund (a)	216,362	52,459,193
Fidelity Emerging Markets Equity Central Fund (a)	253,832	57,764,655
Fidelity Energy Central Fund (a)	330,218	36,918,334
Fidelity Financials Central Fund (a)	1,327,437	134,920,712
Fidelity Health Care Central Fund (a)	252,554	97,657,503
Fidelity Industrials Central Fund (a)	252,304	69,355,812
Fidelity Information Technology Central Fund (a)	402,777	165,360,059
Fidelity International Equity Central Fund (a)	3,011,321	250,541,880
Fidelity Materials Central Fund (a)	90,441	22,014,296
Fidelity Real Estate Equity Central Fund (a)	80,373	9,059,697
Fidelity Telecom Services Central Fund (a)	83,245	16,191,248
Fidelity Utilities Central Fund (a)	124,329	22,116,940
TOTAL EQUITY CENTRAL FUNDS
(Cost $681,758,487)		1,035,548,841

Fixed-Income Central Funds - 35.0%
High Yield Fixed-Income Funds - 3.6%
Fidelity Emerging Markets Debt Central Fund (a)	929,136	9,430,728
Fidelity Floating Rate Central Fund (a)	177,992	18,388,393
Fidelity High Income Central Fund 1 (a)	381,945	38,228,834

TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,047,955

Investment Grade Fixed-Income Funds - 31.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	704,416	71,526,431
Fidelity Investment Grade Bond Central Fund (a)	4,734,918	512,318,089

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		583,844,520

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $630,248,067)		649,892,475

Money Market Central Funds - 3.5%
Fidelity Cash Central Fund, 1.10% (b)	35,545,220	35,552,329
Fidelity Money Market Central Fund, 1.36% (b)	30,070,673	30,073,680
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $65,617,326)		65,626,009

Investment Companies - 5.7%
iShares 20+ Year Treasury Bond ETF	151,130	18,909,386
iShares Core MSCI Emerging Markets ETF	798,754	39,969,651
iShares MSCI EAFE Index ETF	452,462	29,500,522
iShares MSCI Japan ETF	309,689	16,614,815
TOTAL INVESTMENT COMPANIES
(Cost $98,029,922)		104,994,374
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,475,653,802)		1,856,061,699
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,688)
NET ASSETS - 100%		$1,856,020,011

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$214,783
Fidelity Commodity Strategy Central Fund	29,798
Fidelity Consumer Discretionary Central Fund	550,422
Fidelity Consumer Staples Central Fund	855,274
Fidelity Emerging Markets Debt Central Fund	480,835
Fidelity Emerging Markets Equity Central Fund	438,333
Fidelity Energy Central Fund	290,740
Fidelity Financials Central Fund	1,401,372
Fidelity Floating Rate Central Fund	618,058
Fidelity Health Care Central Fund	519,302
Fidelity High Income Central Fund 1	2,084,178
Fidelity Industrials Central Fund	705,440
Fidelity Inflation-Protected Bond Index Central Fund	73,788
Fidelity Information Technology Central Fund	746,538
Fidelity International Equity Central Fund	4,200,399
Fidelity Investment Grade Bond Central Fund	9,251,563
Fidelity Materials Central Fund	247,374
Fidelity Money Market Central Fund	244,713
Fidelity Real Estate Equity Central Fund	137,916
Fidelity Securities Lending Cash Central Fund	2,993
Fidelity Telecom Services Central Fund	274,890
Fidelity Utilities Central Fund	345,679
Total	$23,714,388

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$18,610,775	$19,432,727	$6,014,406	$30,655,213	5.0%
Fidelity Consumer Discretionary Central Fund	70,882,185	9,784,386	18,714,106	70,533,299	4.6%
Fidelity Consumer Staples Central Fund	53,048,360	8,320,340	12,392,206	52,459,193	4.2%
Fidelity Emerging Markets Debt Central Fund	8,214,479	1,526,262	286,060	9,430,728	7.6%
Fidelity Emerging Markets Equity Central Fund	29,379,814	24,598,428	2,040,257	57,764,655	8.3%
Fidelity Energy Central Fund	42,666,865	6,094,360	6,485,387	36,918,334	4.3%
Fidelity Financials Central Fund	117,359,278	17,596,713	23,505,966	134,920,712	4.7%
Fidelity Floating Rate Central Fund	14,714,215	4,141,798	562,649	18,388,393	1.2%
Fidelity Health Care Central Fund	84,314,184	15,958,257	12,787,140	97,657,503	4.4%
Fidelity High Income Central Fund 1	53,050,901	7,410,268	23,182,672	38,228,834	7.6%
Fidelity Industrials Central Fund	63,322,120	10,459,482	13,057,967	69,355,812	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	60,687,179	14,036,578	2,288,423	71,526,431	7.0%
Fidelity Information Technology Central Fund	139,649,129	20,305,490	30,622,514	165,360,059	4.4%
Fidelity International Equity Central Fund	180,699,204	58,239,180	12,371,519	250,541,880	8.6%
Fidelity Investment Grade Bond Central Fund	432,844,176	103,007,009	16,405,940	512,318,089	7.1%
Fidelity Materials Central Fund	19,433,946	3,048,010	3,297,991	22,014,296	5.0%
Fidelity Real Estate Equity Central Fund	11,191,603	1,502,230	3,566,566	9,059,697	7.2%
Fidelity Telecom Services Central Fund	15,237,712	3,124,241	2,427,126	16,191,248	4.2%
Fidelity Utilities Central Fund	20,564,537	3,056,118	3,374,086	22,116,940	4.5%
Total	$1,435,870,662	$331,641,877	$193,382,981	$1,685,441,316

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,614,221,010. Net unrealized appreciation aggregated $241,840,689, of which $243,036,330 related to appreciated investment securities and $1,195,641 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

June 30, 2017

AMG-QTLY-0817
1.818368.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 65.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	12,617,337	79,110,706
Fidelity Consumer Discretionary Central Fund (a)	779,740	217,024,978
Fidelity Consumer Staples Central Fund(a)	665,392	161,330,881
Fidelity Emerging Markets Equity Central Fund (a)	737,156	167,754,642
Fidelity Energy Central Fund (a)	1,019,315	113,959,441
Fidelity Financials Central Fund (a)	4,084,172	415,115,275
Fidelity Health Care Central Fund (a)	777,551	300,663,511
Fidelity Industrials Central Fund (a)	779,069	214,158,313
Fidelity Information Technology Central Fund (a)	1,238,457	508,448,635
Fidelity International Equity Central Fund (a)	8,966,350	746,000,345
Fidelity Materials Central Fund (a)	278,088	67,689,346
Fidelity Real Estate Equity Central Fund (a)	204,436	23,043,975
Fidelity Telecom Services Central Fund (a)	256,696	49,927,425
Fidelity Utilities Central Fund (a)	381,711	67,902,602
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,932,761,385)		3,132,130,075

Fixed-Income Central Funds - 25.0%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	2,370,654	24,062,136
Fidelity Floating Rate Central Fund(a)	457,155	47,228,641
Fidelity High Income Central Fund 1 (a)	988,086	98,897,527

TOTAL HIGH YIELD FIXED-INCOME FUNDS		170,188,304

Investment Grade Fixed-Income Funds - 21.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,816,404	184,437,646
Fidelity Investment Grade Bond Central Fund (a)	7,830,984	847,312,479

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,031,750,125

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,157,440,935)		1,201,938,429

Money Market Central Funds - 3.6%
Fidelity Cash Central Fund, 1.10% (b)	85,818,520	85,835,684
Fidelity Money Market Central Fund, 1.36% (b)	85,481,583	85,490,131
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $171,304,222)		171,325,815

Investment Companies - 6.2%
iShares 20+ Year Treasury Bond ETF	377,763	47,265,707
iShares Core MSCI Emerging Markets ETF	2,376,704	118,930,267
iShares MSCI EAFE Index ETF	1,360,484	88,703,557
iShares MSCI Japan ETF	805,852	43,233,960
TOTAL INVESTMENT COMPANIES
(Cost $278,679,794)		298,133,491
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,540,186,336)		4,803,527,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		(720,021)
NET ASSETS - 100%		$4,802,807,789

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$540,721
Fidelity Commodity Strategy Central Fund	80,056
Fidelity Consumer Discretionary Central Fund	1,713,808
Fidelity Consumer Staples Central Fund	2,662,283
Fidelity Emerging Markets Debt Central Fund	1,260,245
Fidelity Emerging Markets Equity Central Fund	1,400,540
Fidelity Energy Central Fund	906,996
Fidelity Financials Central Fund	4,366,866
Fidelity Floating Rate Central Fund	1,606,091
Fidelity Health Care Central Fund	1,605,967
Fidelity High Income Central Fund 1	5,498,235
Fidelity Industrials Central Fund	2,207,848
Fidelity Inflation-Protected Bond Index Central Fund	192,772
Fidelity Information Technology Central Fund	2,317,271
Fidelity International Equity Central Fund	12,958,420
Fidelity Investment Grade Bond Central Fund	15,543,290
Fidelity Materials Central Fund	772,303
Fidelity Money Market Central Fund	695,641
Fidelity Real Estate Equity Central Fund	365,753
Fidelity Securities Lending Cash Central Fund	14,450
Fidelity Telecom Services Central Fund	853,261
Fidelity Utilities Central Fund	1,084,085
Total	$58,646,902

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$51,334,481	$46,731,336	$15,376,863	$79,110,706	12.9%
Fidelity Consumer Discretionary Central Fund	228,752,701	14,353,647	52,575,103	217,024,978	14.2%
Fidelity Consumer Staples Central Fund	171,025,446	13,449,192	33,589,770	161,330,881	13.1%
Fidelity Emerging Markets Debt Central Fund	22,589,678	2,319,676	745,932	24,062,136	19.4%
Fidelity Emerging Markets Equity Central Fund	103,828,872	59,613,555	13,485,529	167,754,642	24.2%
Fidelity Energy Central Fund	137,557,692	8,671,866	15,924,019	113,959,441	13.2%
Fidelity Financials Central Fund	377,965,323	24,951,972	61,535,147	415,115,275	14.5%
Fidelity Floating Rate Central Fund	40,040,732	8,422,459	1,491,857	47,228,641	3.2%
Fidelity Health Care Central Fund	271,527,129	27,124,893	28,476,989	300,663,511	13.6%
Fidelity High Income Central Fund 1	146,610,179	11,250,309	61,417,718	98,897,527	19.6%
Fidelity Industrials Central Fund	204,238,006	17,180,679	34,368,405	214,158,313	14.3%
Fidelity Inflation-Protected Bond Index Central Fund	166,899,519	26,053,552	5,967,348	184,437,646	18.1%
Fidelity Information Technology Central Fund	450,424,827	29,488,766	81,230,068	508,448,635	13.7%
Fidelity International Equity Central Fund	590,297,357	126,460,625	44,219,148	746,000,345	25.7%
Fidelity Investment Grade Bond Central Fund	769,772,053	123,739,226	32,833,691	847,312,479	11.7%
Fidelity Materials Central Fund	62,745,788	3,806,711	7,656,649	67,689,346	15.4%
Fidelity Real Estate Equity Central Fund	30,963,572	1,761,238	9,397,152	23,043,975	18.4%
Fidelity Telecom Services Central Fund	48,841,512	4,218,521	3,938,037	49,927,425	13.1%
Fidelity Utilities Central Fund	66,207,420	4,081,731	8,204,414	67,902,602	14.0%
Total	$3,941,622,287	$553,679,954	$512,433,839	$4,334,068,504

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $4,021,422,710. Net unrealized appreciation aggregated $782,105,100, of which $785,783,020 related to appreciated investment securities and $3,677,920 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

June 30, 2017

AGG-QTLY-0817
1.803292.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 79.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	5,003,771	$31,373,644
Fidelity Consumer Discretionary Central Fund (a)	387,099	107,741,243
Fidelity Consumer Staples Central Fund (a)	330,313	80,087,725
Fidelity Emerging Markets Equity Central Fund (a)	344,594	78,419,221
Fidelity Energy Central Fund (a)	504,111	56,359,595
Fidelity Financials Central Fund (a)	2,024,745	205,795,045
Fidelity Health Care Central Fund (a)	385,312	148,992,315
Fidelity Industrials Central Fund (a)	384,941	105,816,404
Fidelity Information Technology Central Fund (a)	614,404	252,243,465
Fidelity International Equity Central Fund (a)	4,189,848	348,595,380
Fidelity Materials Central Fund (a)	137,886	33,562,824
Fidelity Real Estate Equity Central Fund (a)	81,741	9,213,841
Fidelity Telecom Services Central Fund (a)	127,590	24,816,228
Fidelity Utilities Central Fund (a)	189,767	33,757,571
TOTAL EQUITY CENTRAL FUNDS
(Cost $961,852,329)		1,516,774,501

Fixed-Income Central Funds - 13.6%
High Yield Fixed-Income Funds - 2.7%
Fidelity Emerging Markets Debt Central Fund (a)	3,233	32,819
Fidelity Floating Rate Central Fund (a)	349,803	36,138,143
Fidelity High Income Central Fund 1 (a)	161,571	16,171,625

TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,342,587

Investment Grade Fixed-Income Funds - 10.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	710,243	72,118,095
Fidelity Investment Grade Bond Central Fund (a)	1,255,982	135,897,209

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		208,015,304

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $255,926,944)		260,357,891

Money Market Central Funds - 0.2%
Fidelity Cash Central Fund, 1.10% (b)	2,536,406	2,536,913
Fidelity Securities Lending Cash Central Fund 1.09% (b)(c)	1,264,533	1,264,660
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $3,801,635)		3,801,573

Investment Companies - 7.0%
iShares 20+ Year Treasury Bond ETF	117,874	14,748,395
iShares Core MSCI Emerging Markets ETF	1,096,457	54,866,708
iShares MSCI EAFE Index ETF	635,843	41,456,964
iShares MSCI Japan ETF (d)	442,058	23,716,412
TOTAL INVESTMENT COMPANIES
(Cost $127,204,026)		134,788,479
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,348,784,934)		1,915,722,444
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,700,110)
NET ASSETS - 100%		$1,914,022,334

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,193
Fidelity Commodity Strategy Central Fund	33,138
Fidelity Consumer Discretionary Central Fund	825,899
Fidelity Consumer Staples Central Fund	1,282,262
Fidelity Emerging Markets Debt Central Fund	1,731
Fidelity Emerging Markets Equity Central Fund	738,490
Fidelity Energy Central Fund	437,434
Fidelity Financials Central Fund	2,112,607
Fidelity Floating Rate Central Fund	1,137,050
Fidelity Health Care Central Fund	776,144
Fidelity High Income Central Fund 1	1,223,455
Fidelity Industrials Central Fund	1,061,965
Fidelity Inflation-Protected Bond Index Central Fund	74,718
Fidelity Information Technology Central Fund	1,125,419
Fidelity International Equity Central Fund	6,008,587
Fidelity Investment Grade Bond Central Fund	2,369,714
Fidelity Materials Central Fund	371,580
Fidelity Real Estate Equity Central Fund	160,047
Fidelity Securities Lending Cash Central Fund	13,221
Fidelity Telecom Services Central Fund	409,100
Fidelity Utilities Central Fund	519,451
Total	$20,727,205

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$21,165,035	$17,904,144	$6,259,244	$31,373,644	5.1%
Fidelity Consumer Discretionary Central Fund	109,506,168	11,282,489	25,790,086	107,741,243	7.1%
Fidelity Consumer Staples Central Fund	81,838,175	10,203,605	17,067,510	80,087,725	6.5%
Fidelity Emerging Markets Debt Central Fund	31,247	1,731	--	32,819	0.0%
Fidelity Emerging Markets Equity Central Fund	55,428,042	30,207,054	16,823,331	78,419,221	11.3%
Fidelity Energy Central Fund	65,847,954	7,166,560	8,606,415	56,359,595	6.6%
Fidelity Financials Central Fund	180,987,331	21,655,698	32,330,248	205,795,045	7.2%
Fidelity Floating Rate Central Fund	14,996,108	22,106,201	1,124,346	36,138,143	2.4%
Fidelity Health Care Central Fund	130,009,719	20,370,373	16,389,507	148,992,315	6.8%
Fidelity High Income Central Fund 1	39,327,648	3,718,427	27,442,690	16,171,625	3.2%
Fidelity Industrials Central Fund	97,786,521	13,565,325	18,493,841	105,816,404	7.1%
Fidelity Inflation-Protected Bond Index Central Fund	63,204,048	13,339,873	3,477,372	72,118,095	7.1%
Fidelity Information Technology Central Fund	215,684,381	24,103,029	41,076,572	252,243,465	6.8%
Fidelity International Equity Central Fund	262,987,486	77,673,525	26,410,439	348,595,380	12.0%
Fidelity Investment Grade Bond Central Fund	124,485,676	37,894,776	24,338,771	135,897,209	1.9%
Fidelity Materials Central Fund	30,031,628	4,109,909	4,826,626	33,562,824	7.6%
Fidelity Real Estate Equity Central Fund	14,381,304	1,429,759	6,441,106	9,213,841	7.4%
Fidelity Telecom Services Central Fund	23,394,293	4,205,625	3,153,213	24,816,228	6.5%
Fidelity Utilities Central Fund	31,672,540	4,247,411	4,952,137	33,757,571	6.9%
Total	$1,562,765,304	$325,185,514	$285,003,454	$1,777,132,392

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,550,175,213. Net unrealized appreciation aggregated $365,547,231, of which $366,756,904 related to appreciated investment securities and $1,209,673 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017